UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Bluegrass Corporate Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Bluegrass Corporate Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
25.47% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100%	09/01/2019	Baa3	$120,000	$120,038
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	100,151
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA*	500,000	509,430
AL State University Revenue General Tuition and Fee	5.250	09/01/2034	A3/AA*	75,000	79,373
Auburn University AL General Fee Revenue	5.000	06/01/2032	Aa2/AA*	45,000	47,670
Auburn University AL General Fee Revenue	5.000	06/01/2027	Aa2/AA*	300,000	326,319
Auburn University AL General Fee Revenue	5.000	06/01/2033	Aa2/AA*	420,000	448,060
Auburn University AL General Fee Revenue	5.000	06/01/2038	Aa2/AA*	600,000	626,730
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	55,500
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2/AA-*	150,000	161,193
Jacksonville AL State University Revenue Tuition and Fee	5.130	12/01/2033	AA*	450,000	471,920
Tuscaloosa AL Public Educational Building Authority Student Housing	6.380	07/01/2028	AA*	250,000	284,703
Tuscaloosa AL Public Educational Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	559,236
University of AL General Revenue	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	347,601
University of AL General Revenue	5.000	07/01/2032	Aa2/AA-*/AA+@	500,000	520,470
University of Alabama General Revenue	5.000	07/01/2034	Aa2/AA-*	250,000	262,860
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	113,394
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	586,982
University of South AL University Revenues Facilities Capital	4.750	08/01/2033	Aa1/AA+*	100,000	103,798

					5,725,428
SCHOOL IMPROVEMENT BONDS
25.17% of Net Assets
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	187,945
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	164,241
Phenix City AL School Warrants	5.000	08/01/2024	AA-*	80,000	86,072
Scottsboro AL Warrants	5.000	07/01/2028	A+*	250,000	271,648
AL State Public Schools & College Authority Capital Improvement	5.000	12/01/2024	Aa1/AA*	100,000	112,860
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	719,859
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	140,783
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	52,774
Etowah County AL Board of Education Capital Outlay Warrants	5.000	09/01/2037	A+*	200,000	211,820
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA*	100,000	110,358
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA*	285,000	312,919
Madison County AL Board of Education Capital Outlay Tax	5.130	09/01/2034	Aa3/AA*	505,000	541,072
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3/AA*/AA-@	200,000	208,577
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	1,050,000	1,118,366
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	615,000	663,241
Shelby County AL Board of Education Special Tax School Warrats	5.000	02/01/2025	Aa3/A+*	300,000	314,562
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	103,364
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	97,273
Troy AL Public Educational Building Authority	5.250	12/01/2036	A2/AA*	225,000	241,576

					5,659,310
MUNICIPAL UTILITY REVENUE BONDS
19.52% of Net Assets
Tallassee AL Water Gas and Sewer Warrants	5.130	05/01/2036	A2/AA*	75,000	80,772
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	102,774
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2/AA*	215,000	224,056
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2/AA*	80,000	88,727
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2/AA*	550,000	589,397
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3/AA*/A-@	150,000	159,432
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	Aa3/AA*	400,000	413,383
Cullman County AL Water Revenue	5.000	05/01/2021	Baa1/AA-*	125,000	129,558
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	104,720
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	325,050
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	495,172
Limestone County AL Water and Sewer Authority Water Revenue	5.000	12/01/2029	A+*	275,000	281,119
Muscle Shoals AL Utilities Board Water and Sewer Revenue	5.750	12/01/2033	AA-*	430,000	478,147
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	401,070
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA*	250,000	264,368
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	75,092
Phenix City AL Water and Sewer Revenue	5.000	08/15/2034	A3/AA*/AA-@	90,000	95,694
West Morgan East Lawrence AL Water and Sewer Revenue	4.750	08/15/2030	AA*	75,000	79,039

					4,387,570
PUBLIC FACILITIES REVENUE BONDS
14.02% of Net Assets
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	55,246
Anniston AL Public Building Authority Revenue	5.500	05/01/2033	AA-*	200,000	218,418
Anniston AL Public Building Authority	5.000	03/01/2032	A2/AA*	400,000	430,200
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	271,313
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	405,776
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	186,473
Lowndes County AL Warrants	5.250	02/01/2037	A2/AA*	250,000	264,070
Montgomery AL Warrants	5.000	02/01/2030	A1/AA*	300,000	327,513
Trussville AL Warrants	5.000	10/01/2039	Aa2/AA+*	750,000	808,793

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Montgomery County AL Public Building Authority Revenue	5.000%	03/01/2031	Aa2/AA-*	$175,000	$183,670

					3,151,472
PREREFUNDED BONDS
5.10% of Net Assets
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	128,891
Enterprise AL Warrants General Obligation	5.000	10/01/2019	NR	55,000	56,294
Enterprise AL Warrants General Obligation	5.000	10/01/2023	NR	50,000	51,237
Huntsville AL Health Care Authority	5.000	06/01/2024	A1/AA-*	100,000	105,566
Montgomery AL Warrants	5.000	01/01/2023	A1/AA*	80,000	86,352
Morgan County AL Warrants	5.000	04/01/2029	Aa3	25,000	25,003
Oxford AL Warrants	5.000	10/01/2036	Aa2	50,000	54,028
Phenix City AL School Warrants	5.000	02/01/2017	NR	120,000	134,126
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AA+*	150,000	152,990
University of AL General Revenue	5.000	07/01/2034	Aa2/AA-*/AA+@	350,000	352,723

					1,147,210
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.96% of Net Assets
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1/AA+*	175,000	186,071
Tuscaloosa AL Warrants	5.130	01/01/2039	Aa1/AA+*	150,000	159,090
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA*	250,000	267,740
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2/AA-*	335,000	366,899
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA-*	125,000	134,174

					1,113,974
ESCROWED TO MATURITY BONDS
1.50% of Net Assets
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	A2/AA*	300,000	337,554

REFUNDING BONDS
1.12% of Net Assets
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	252,005

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.65% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.380	10/01/2033	Aaa	140,000	146,104

INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.11% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	25,000	25,005

Total Investments 97.62% of Net Assets (cost $21,123,927) (See (a) below for further explanation)					$21,945,632

Other assets in excess of liabilities 2.38%					534,196

Net Assets 100%					$22,479,828

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $21,123,829 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$889,004
Unrealized depreciation	(67,201)

Net unrealized appreciation	$821,803

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2014 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,945,632
Level 3	Significant Unobservable Inputs	—

$21,945,632

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
27.01% of Net Assets
KY Asset Liability Commission General Fund	5.000%	05/01/2020	Aa3/AA-*/A+@	$2,000,000	$2,088,420
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/AA-*/A+@	5,600,000	5,830,776
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/AA-*/A+@	5,880,000	6,114,494
KY Asset Liability Commission	5.000	05/01/2025	Aa3/AA-*/A+@	1,000,000	1,039,880
KY State Property & Building #93	5.300	02/01/2025	Aa3/AA*/A+@	7,250,000	8,205,115
KY State Property & Building #93	4.900	02/01/2028	Aa3/AA*/A+@	500,000	544,220
KY State Property & Building #93	5.300	02/01/2028	Aa3/AA*/A+@	10,500,000	11,680,095
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA*/A+@	500,000	547,490
KY State Property & Building #93	5.300	02/01/2029	Aa3/AA*/A+@	22,640,000	25,065,423
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/A+@	5,000,000	5,432,700
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/A+@	2,505,000	2,869,628
KY State Property & Building #100	5.000	08/01/2026	Aa3/A+*/A+@	2,000,000	2,234,960
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*/A+@	1,710,000	1,896,732
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*/A+@	4,000,000	4,398,520
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/A+@	2,500,000	2,738,900
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/A+@	9,980,000	10,866,324
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/A+@	5,100,000	5,525,595
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*/A+@	3,000,000	3,303,030
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*/A+@	1,665,000	1,834,197
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*/A+@	5,175,000	5,671,283
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*/A+@	14,835,000	16,067,640
KY State Property & Building #87	5.000	03/01/2026	Aa3/AA-*/A+@	8,230,000	8,877,372
KY State Property & Building #87	5.000	03/01/2027	Aa3/AA-*/A+@	10,290,000	11,096,427
KY State Property & Building #88	5.000	11/01/2024	Aa3/AA-*/A+@	1,355,000	1,499,321
KY State Property & Building #88	4.800	11/01/2027	Aa3/AA-*/A+@	5,800,000	6,248,630
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/A+@	1,400,000	1,672,524
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA*/A+@	5,000,000	5,593,200
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA*/A+@	13,390,000	14,898,384
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA*/A+@	4,900,000	5,422,781
KY State Property & Building #90	5.400	11/01/2023	Aa3/A+*/A+@	1,200,000	1,390,764
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/A+@	24,805,000	27,882,308
KY State Property & Building #91	5.800	04/01/2029	A1/A+*/A@	210,000	233,037
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	5,000,000	5,675,100
KY State Property & Building #106	5.000	10/01/2029	Aa3/A+*/A+@	4,130,000	4,609,328
KY State Property & Building #106	5.000	10/01/2032	Aa3/A+*/A+@	6,000,000	6,549,660
KY State Property & Building #106	5.000	10/01/2030	Aa3/A+*/A+@	7,165,000	7,923,559
KY State Property & Building #106	5.000	10/01/2031	Aa3/A+*/A+@	4,910,000	5,392,604
KY State Property & Building #106	5.000	10/01/2033	Aa3/A+*/A+@	4,870,000	5,287,845
KY State Property & Building #105	4.800	04/01/2031	A1/A+*/A@	2,110,000	2,249,977
KY State Property & Building #105	4.800	04/01/2032	A1/A+*/A@	2,205,000	2,337,521
KY State Property & Building #105	4.800	04/01/2033	A1/A+*/A@	2,310,000	2,436,288
KY Association of Counties	5.000	02/01/2030	AA-*	625,000	668,288
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,061,730
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,046,720
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,229,488
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,191,670

					258,429,948
MUNICIPAL UTILITY REVENUE BONDS
14.34% of Net Assets
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,627,962
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,551,418
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,745,052
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	11,719,514
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,840,100
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,258,180
KY Rural Water Financial Corporation Public Project Revenue	5.400	02/01/2020	A+*	345,000	345,466
KY Rural Water Finance Corporation	5.100	02/01/2035	A+*	525,000	554,873
Kentucky Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,214,896
Kentucky Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	975,964
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3/AA*/AA-@	2,465,000	2,723,135
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,520,253
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,471,539
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,800,360
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,073,640
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,818,510
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,736,736
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,300,079
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,846,950
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	27,730,000	30,161,644
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2022	Aa3	975,000	1,020,084
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,066,696

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer	5.000%	05/15/2024	Aa3	$1,070,000	$1,118,375
Louisville & Jefferson County Metropolitan Sewer	5.000	05/01/2025	Aa3	1,120,000	1,171,274
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,171,760
Louisville & Jefferson County Waterworks	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,470,707
Louisville & Jefferson County Metropolitan Sewer District	5.000	05/15/2026	Aa3/AA*	4,775,000	4,976,601
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,399,944
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,152,501
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,125,340
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,808,770
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,847,390
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,121,590
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,801,775
Owensboro Water Revenue	5.000	09/15/2025	A1	545,000	600,895

					137,139,973
TURNPIKES/TOLLROAD/HIGHWAY BONDS
11.75% of Net Assets
KY Asset Liability Commission Federal Highway	5.300	09/01/2019	A1/AA*/A+@	1,765,000	2,062,014
KY Asset Liability Project	5.000	09/01/2021	A1/AA*/A+@	1,570,000	1,793,333
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	A1/AA*/A+@	3,500,000	3,955,875
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2022	Aa2/AA+*/A+@	1,625,000	1,716,000
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA+*/A+@	575,000	606,826
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	2,000,000	2,108,380
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,720,000	5,080,797
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,225,000	3,576,912
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	9,530,000	10,529,221
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	2,460,000	2,712,691
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/A+@	4,440,000	4,985,099
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/A+@	3,080,000	3,454,928
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	10,035,000	11,178,087
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/A+@	3,775,000	4,284,550
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	5,165,000	5,716,260
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,845,000	2,045,681
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/A+@	4,930,000	5,542,108
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/A+@	1,465,000	1,641,269
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2/AA+*/A+@	9,350,000	10,482,192
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/A+@	7,235,000	8,094,445
Ky State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2/AA+*/A+@	8,755,000	9,609,576
KY Asset Liability Commission Federal Highway Trust	5.300	09/01/2025	A1/AA*/A+@	3,400,000	3,971,777
Kentucky State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	1,500,000	1,740,330
KY Turnpike Authority Economic Development Road Revenue	5.000	07/01/2033	Aa2/AA+*/A+@	5,000,000	5,533,850

					112,422,201
PREREFUNDED BONDS
9.75% of Net Assets
Barren County KY School District Finance Corporation	4.800	08/01/2022	Aa3	3,085,000	3,131,861
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,164,148
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	Baa1/AA-*	1,580,000	1,586,194
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AA*	6,985,000	7,313,994
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AA*	7,340,000	7,685,714
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA*	2,500,000	2,724,625
Jefferson County KY School District Finance Corporation	4.600	07/01/2025	Aa2/AA*	7,545,000	8,249,325
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA*	5,025,000	5,536,243
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,087,116
KY State Property & Building #85	5.000	08/01/2020	Aa3/AA*	5,760,000	6,124,723
KY State Property & Building #85	5.000	08/01/2022	Aa3/AA*	5,200,000	5,529,264
KY State Property & Building #85	5.000	08/01/2024	Aa3/AA*	8,300,000	8,825,556
KY State Property & Building #85	5.000	08/01/2025	Aa3/AA*	2,500,000	2,658,300
Knox County General Obligation	5.600	06/01/2036	NR	2,490,000	2,711,585
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,755,000	1,768,636
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3	1,930,000	1,944,996
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA*	1,880,000	1,980,223
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA*	1,970,000	2,075,021
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA*	2,065,000	2,175,085
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2015	Aa3/AA*	2,165,000	2,280,416
Louisville & Jefferson County Metropolitan Health - St. Marys	6.100	02/01/2037	NR	1,300,000	1,550,198
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*	9,225,000	9,716,785
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,411,046
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3	1,000,000	1,011,910

					93,242,964
REFUNDED BONDS
9.52% of Net Assets
KY State Property & Building #80	5.300	05/01/2018	Aa3/AA-*/A+@	2,940,000	3,378,823
KY State Property & Building #80	5.300	05/01/2020	Aa3/AA-*/A+@	1,000,000	1,174,000
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/A+@	17,750,000	20,502,138

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
KY State Property & Building #83	5.300%	10/01/2020	Aa3/A+*/A+@	$24,220,000	$28,671,394
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	10,000,000	11,625,600
KY State Property & Building #84	5.000	08/01/2021	Aa3/AA-*/A+@	310,000	360,496
KY State Property & Building #84	5.000	08/01/2022	Aa3/AA-*/A+@	18,000,000	20,953,440
KY State Property & Building #102	5.000	05/01/2024	Aa3/A+*/A+@	405,000	465,556
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	2,085,000	2,413,367
KY State Property & Building #104	5.000	11/01/2022	A1/A+*/A@	1,290,000	1,495,574

					91,040,388
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.81% of Net Assets
Boyle County KY College Improvement - Centre College - A	4.800	06/01/2032	A3/AA*	5,330,000	5,474,657
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,549,729
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aa2/AA-*	7,405,000	7,830,047
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2025	Aa2/AA-*	3,700,000	3,909,531
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aa2/AA-*	5,445,000	6,053,043
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,706,795
Louisville & Jefferson County University of Louisville Housing	5.000	06/01/2025	NR	2,030,000	2,078,720
Louisville & Jefferson County Univeristy of Louisville	4.800	03/01/2028	Aa2/AA-*	3,250,000	3,468,530
University of Kentucky General Receipts	5.000	04/01/2038	Aa2/AA-*	7,395,000	8,166,446
University of Kentucky General Receipts	5.000	04/01/2036	Aa2/AA-*	2,500,000	2,756,400
University of Louisville General Receipts	5.000	09/01/2029	Aa2/AA-*	2,280,000	2,514,156
University of Louisville	5.000	09/01/2030	Aa2/AA-*	440,000	481,870
University of Louisville	5.000	09/01/2031	Aa2/AA-*	2,580,000	2,811,452
Western KY University	4.800	09/01/2033	Aa3/A+*	2,505,000	2,733,281
Western KY University	5.000	05/01/2032	Aa3/A+*	1,500,000	1,641,705

					65,176,362
HOSPITAL AND HEALTHCARE BONDS
5.59% of Net Assets
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/A+@	5,000,000	5,238,750
Lexington Fayette Urban County Government Healthcare	5.300	06/01/2028	Aa3/A+*/A+@	1,000,000	1,099,380
Lexington Fayette Urban County Government	5.300	06/01/2032	Aa3/A+*/A+@	1,500,000	1,608,060
Louisville & Jefferson County Metropolitan Health - Norton Healthcare	5.500	10/01/2033	A-*/A-@	2,000,000	2,154,840
KY Development Finance Authority - St. Elizabeth	5.500	05/01/2039	AA*/AA@	1,000,000	1,076,440
KY Development Finance Authority - Baptist Heathcare	5.400	08/15/2024	A2/A+@	1,205,000	1,324,524
KY Development Finance Authority - Baptist Healthcare	5.600	08/15/2027	A2/A+@	4,855,000	5,281,997
KY Development Finance Authority - St. Elizabeth	5.100	05/01/2029	AA*/AA@	2,750,000	2,931,308
KY Development Finance Authority - St. Elizabeth	5.400	05/01/2034	AA*/AA@	2,560,000	2,763,110
KY Development Finance Authority - Catholic Health	5.000	05/01/2029	A1/A+*/A+@	2,500,000	2,505,050
KY Development Finance Authority - Catholic Health	5.000	05/01/2029	A1/A+*/A+@	2,410,000	2,553,901
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	535,000	547,867
Louisville & Jefferson County Metropolitan Health - Norton Health	5.000	10/01/2030	A-*/A-@	2,000,000	2,020,580
Louisville & Jefferson County Metropolitan Health - Norton Health	5.300	10/01/2036	A-*/A-@	3,460,000	3,496,261
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	A1/A+*/A+@	2,000,000	2,132,320
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	A1/A+*/A+@	7,685,000	7,939,374
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	A1/A+*/A+@	2,750,000	2,892,835
Pike County KY Mortgage Revenue-Phelps Regional Health	5.700	09/20/2027	NR	2,265,000	2,267,650
Warren County Hospital	5.000	04/01/2028	A*	3,325,000	3,603,003

					53,437,250
SCHOOL IMPROVEMENT BONDS
4.69% of Net Assets
Laurel County KY School District Finance Corporation	4.800	06/01/2026	Aa3	1,000,000	1,038,330
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,041,103
Fayette County School District Finance Corporation	5.000	06/01/2031	A1/A+*	3,705,000	4,025,038
Fayette County School District Finance Corporation	5.000	10/01/2029	A1/A+*	3,660,000	4,069,188
Fayette County School District Finance Corporation	5.000	10/01/2032	A1/A+*	3,615,000	3,937,169
Fayette County School District Finance Corporation	5.000	10/01/2033	A1/A+*	4,385,000	4,728,740
Franklin County School Building Revenue	4.800	05/01/2027	Aa3	3,570,000	3,779,630
Hardin County School District Finance Corporation	4.800	06/01/2027	Aa3	1,250,000	1,297,913
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	483,822
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	503,215
Jefferson County KY School District Finance Corporation	4.800	12/01/2026	Aa2/AA*	3,770,000	4,006,454
Jefferson County KY School District Finance Corporation	4.800	06/01/2027	Aa2/AA-*	3,000,000	3,175,050
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,475,748
Laurel County KY School District Finance Corporation	4.600	08/01/2026	Aa3	3,150,000	3,316,100
Scott County School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,412,545
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	531,230

					44,821,275
PUBLIC FACILITIES REVENUE BONDS
3.50% of Net Assets
Bracken County Public Property	5.000	08/01/2029	Aa3	840,000	917,994
Bracken County Public Properties	5.000	08/01/2030	Aa3	1,110,000	1,206,337
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,844,214
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,109,124

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Taylor County Detention Facility	4.800%	09/01/2027	Aa3	$2,110,000	$2,218,602
Louisville & Jefferson County International Convention Center	4.500	12/01/2023	A2/AA*	2,340,000	2,372,971
Louisville & Jefferson County International Convention Center	4.500	12/01/2024	A2/AA*	2,250,000	2,277,698
Louisville & Jefferson County International Convention Center	4.600	12/01/2025	A2/AA*	1,490,000	1,508,089
Louisville & Jefferson County Metropolitan Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	703,538
Louisville & Jefferson County Metropolitan Parking Authority	5.800	12/01/2034	Aa2/AA*	2,750,000	3,169,128
River City, Inc. Parking Authority	4.800	06/01/2027	Aa2/AA*	750,000	831,008
River City, Inc. Parking Authority	4.800	06/01/2028	Aa2/AA*	940,000	1,035,296
River City, Inc. Parking Authority	4.800	06/01/2030	Aa2/AA*	1,025,000	1,113,786
River City, Inc. Parking Authority	4.800	06/01/2029	Aa2/AA*	1,160,000	1,267,103
River City, Inc. Parking Authority	4.800	06/01/2031	Aa2/AA*	1,270,000	1,380,007
River City, Inc. Parking Authority	4.800	06/01/2029	Aa2/AA*	980,000	1,070,483
River City, Inc. Parking Authority	5.000	06/01/2033	Aa2/AA*	1,395,000	1,526,868
River City, Inc. Parking Authority	5.000	06/01/2031	Aa2/AA*	1,080,000	1,194,447
River City, Inc. Parking Authority	5.000	06/01/2032	Aa2/AA*	1,130,000	1,242,344
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,514,403

					33,503,440
ESCROWED TO MATURITY BONDS
3.09% of Net Assets
Jefferson County KY Health Facilities - Alliant Health	5.100	10/01/2017	AA-*	3,980,000	4,189,985
Jefferson County KY Health Facilities - Alliant Health	5.100	10/01/2018	AA-*	23,905,000	25,417,230

					29,607,215
STATE AND LOCAL MORTGAGE/HOUSING BONDS
2.10% of Net Assets
Greater KY Housing Assistance Corporation - Chenowith Woods	6.100	01/01/2024	Baa1/AA-*	375,000	375,124
KY Economic Development Finance Authority - Christian Care	5.400	11/20/2035	AA+*	1,905,000	1,998,612
KY Housing Corporation Country Place Apartments	4.800	04/20/2031	AA+*	935,000	975,925
KY Housing Corporation	4.800	07/01/2032	Aaa/AAA*	1,265,000	1,288,086
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,059,760
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,055,000	2,098,073
KY Housing Corporation	4.900	07/01/2023	Aaa/AAA*	1,535,000	1,583,951
KY Housing Corporation	4.900	07/01/2029	Aaa/AAA*	3,200,000	3,333,280
KY Housing Corporation	5.200	07/01/2039	Aaa/AAA*	2,050,000	2,130,257
KY Housing Corporation	4.800	07/01/2035	Aaa/AAA*	4,140,000	4,248,592

					20,091,660
AIRPORT BONDS
.80% of Net Assets
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2/AA*	1,250,000	1,368,275
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2/AA*	1,430,000	1,551,521
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2/AA*	1,520,000	1,640,232
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2/AA*	1,720,000	1,824,851
Lexington-Fayette Urban County Government Airport	5.000	07/01/2028	Aa2/AA*	1,170,000	1,294,757

					7,679,636
MISCELLANEOUS REVENUE BONDS
.24% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	Aa3/A+*/A+@	2,030,000	2,272,565

Total Investments 99.19% of Net Assets (cost $903,712,827) (See (a) below for further explanation)					$948,864,877

Other assets in excess of liabilities .81%					7,758,689

Net Assets 100%					$956,623,566

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All	other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $903,677,193 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$48,942,533
Unrealized depreciation	(3,754,849)

Net unrealized appreciation	$45,187,684

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

As of March 31, 2014 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	948,864,877
Level 3	Significant Unobservable Inputs	—

$948,864,877

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
25.47% of Net Assets
KY State Property & Building #94	5.000%	05/01/2017	Aa2/A+*/A+@	$500,000	$555,570
KY State Property & Building #95	5.000	08/01/2017	Aa3/A+*/A+@	200,000	225,878
KY State Property & Building #100	5.000	08/01/2019	Aa3/A+*/A+@	100,000	115,705
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/A+@	500,000	564,695
KY State Property & Building #87	5.000	03/01/2017	Aa3/AA-*/A+@	850,000	944,631
KY State Property & Building #87	5.000	03/01/2018	Aa3/AA-*/A+@	100,000	111,133
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA-*/A+@	4,500,000	4,969,530
KY State Property & Building #88	5.000	11/01/2014	Aa3/AA-*/A+@	250,000	256,933
KY State Property & Building #88	5.000	11/01/2015	Aa3/AA-*/A+@	955,000	1,025,689
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA*/A+@	2,230,000	2,395,065
KY State Property & Building #89	3.800	11/01/2017	Aa3/AA*/A+@	100,000	109,322
KY State Property & Building #76	5.500	08/01/2017	Aa3/A+*/A+@	190,000	217,689
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/A+@	1,415,000	1,652,876
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA*/A+@	200,000	228,125
KY State Property & Building #90	5.000	11/01/2015	Aa3/A+*/A+@	250,000	268,505
KY State Property & Building #90	5.000	11/01/2018	Aa3/A+*/A+@	250,000	289,335
KY State Property & Building #90	5.800	11/01/2019	Aa3/A+*/A+@	200,000	237,804
KY State Property & Building #90	5.000	11/01/2020	Aa3/A+*/A+@	495,000	567,903
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	100,000	113,502
KY State Property & Building #93	5.300	02/01/2018	Aa3/A+*/A+@	510,000	581,588
KY State Property & Building #93	5.300	02/01/2021	Aa3/AA*/A+@	200,000	227,818
KY State Property & Building #85	5.000	08/01/2016	Aa3/AA*/A+@	835,000	883,938
KY State Property & Building #100	5.000	08/01/2025	Aa3/A+*/A+@	500,000	565,020
KY State Property & Building #106	5.000	10/01/2021	Aa3/A+*/A+@	750,000	873,600
KY State Property & Building #106	5.000	10/01/2025	Aa3/A+*/A+@	750,000	864,488
KY Asset Liability Commission	5.000	05/01/2016	Aa3/AA-*/A+@	1,000,000	1,048,890
KY Association of Counties	4.300	02/01/2017	AA-*	500,000	531,965
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	126,030
KY Association of Counties	4.300	02/01/2019	AA-*	255,000	285,172

					20,838,399
TURNPIKES/TOLLROAD/HIGHWAY BONDS
16.84% of Net Assets
KY Asset Liability Project Notes	5.000	09/01/2016	A1/AA*/A+@	2,000,000	2,085,040
KY Asset Liability Project Notes	5.000	09/01/2015	A1/AA*/A+@	275,000	293,299
KY Asset Liability Project Notes	4.500	09/01/2016	A1/AA*/A+@	175,000	191,217
KY Asset Liability Project Notes	5.000	09/01/2017	A1/AA*/A+@	1,500,000	1,694,550
KY Asset Liability Project Notes	4.300	09/01/2019	A1/AA*/A+@	1,400,000	1,531,054
KY Turnpike Authority Economic Development	5.000	07/01/2019	Aa2/AA+*/A+@	2,250,000	2,374,830
KY Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/A+@	2,570,000	2,815,024
KY Turnpike Authority Economic Development	4.100	07/01/2019	Aa2/AA+*/A+@	105,000	116,122
KY Turnpike Authority Economic Development	5.000	07/01/2016	Aa2/AA+*/A+@	750,000	825,233
KY Turnpike Authority Economic Development	5.000	07/01/2024	Aa2/AA+*/A+@	1,000,000	1,146,230
KY Turnpike Authority Economic Development	5.000	07/01/2023	Aa2/AA+*/A+@	600,000	701,910

					13,774,509
SCHOOL IMPROVEMENT BONDS
15.53% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.800	03/01/2015	Aa3	770,000	771,856
Boone County School District Finance Corporation	4.000	08/01/2018	Aa3	145,000	149,746
Breathitt County School District Finance Corporation	3.900	07/01/2017	Aa3	280,000	290,186
Bullitt County KY School District Finance Corporation	4.000	10/01/2014	Aa3	150,000	152,786
Campbell County School District Finance Corporation	4.400	08/01/2019	Aa3	875,000	934,745
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	319,260
Daviess County School District Finance Corporation	4.300	08/01/2019	Aa3	100,000	107,151
Fayette County School District Finance Corporation	4.000	06/01/2019	A1/AA*	140,000	146,709
Fayette County School District Finance Corporation	4.400	05/01/2021	A1/AA*	200,000	213,884
Fayette County School District Finance Corporation	4.000	06/01/2022	A1/A+*	1,000,000	1,084,840
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	186,433
Grant County School District Finance Corporation	3.800	06/01/2017	Aa3	190,000	202,626
Hardin County School District Finance Corporation	4.000	02/01/2019	Aa3	1,475,000	1,502,066
Hazard KY Independent School District Finance Corporation	3.900	09/01/2017	Aa3	200,000	207,796
Jefferson County School District Finance Corporation	5.300	01/01/2017	Aa2/AA*	200,000	222,074
Jessamine County KY School District	4.100	01/01/2018	Aa3	100,000	101,968
Johnson County School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	194,002
Madison County KY School District Finance Corporation	3.600	02/01/2017	Aa3	300,000	306,000
Oldham County School Building Corporation	4.400	06/01/2018	Aa3	2,570,000	2,781,844

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Pendleton County School District Finance Corporation	4.000%	02/01/2020	Aa3	$450,000	$472,374
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	808,620
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,410,053
Warren County School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	137,293

					12,704,312
REFUNDED BONDS
13.19% of Net Assets
KY State Property & Building #82	5.300	10/01/2015	Aa3/AA*/A+@	2,525,000	2,711,117
KY State Property & Building #82	5.300	10/01/2017	Aa3/AA*/A+@	1,260,000	1,441,856
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/A+@	775,000	858,258
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/A+@	1,750,000	2,041,008
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	1,000,000	1,162,560
KY State Property & Building #101	5.000	10/01/2019	Aa3/A+*/A+@	1,050,000	1,222,211
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	1,000,000	1,157,490
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	195,471

					10,789,971
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.37% of Net Assets
Boyle County Centre College	5.000	06/01/2018	A3/AA*	200,000	222,221
Boyle County College - Center College	5.000	06/01/2020	A3/AA*	150,000	162,632
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA-*	1,250,000	1,333,562
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA-*	1,750,000	1,829,520
Ky Asset Liability University of Kentucky Project Notes	4.500	10/01/2020	Aa2/AA-*	500,000	521,040
KY Asset Liability Commission University of KY Project	5.000	10/01/2019	Aa2/AA-*	320,000	359,914
KY Asset Liability - University of Kentucky	4.000	10/01/2019	Aa2/AA-*	100,000	106,264
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa2/AA-*	300,000	322,140
Northern Ky University General Receipts	4.000	09/01/2018	Aa3/A+*	150,000	165,764
Western KY University	4.000	09/01/2020	Aa3/AA-*	290,000	305,715
Western Ky University	4.000	09/01/2017	Aa3/AA*	2,145,000	2,335,669

					7,664,441
MUNICIPAL UTILITY REVENUE BONDS
7.95% of Net Assets
Bourbon County Public Project	3.800	02/01/2019	A2	260,000	272,529
KY State Rural Water Corporation	3.000	02/01/2018	A+*	530,000	559,097
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	573,280
Kentucky Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	316,239
Kentucky Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	262,403
KY Rural Water Finance Corporation	3.600	02/01/2016	Baa1/AA-*	60,000	60,331
KY State Rural Water Finance Corporation	4.500	08/01/2021	Baa1/AA-*	100,000	108,661
Lawrenceburg Water and Sewer	3.000	10/01/2018	A1	375,000	393,206
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,327,604
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2016	Aa3/AA*	100,000	109,131
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	500,000	526,365
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,052,260
Louisville & Jefferson County Metropolitan Sanitary Sewer	5.000	05/15/2016	Aa3/AA*	175,000	183,761
Paducah Electric Plant	3.000	10/01/2014	A3/A-@	750,000	758,932

					6,503,799
HOSPITAL AND HEALTHCARE
3.21% of Net Assets
KY State Asset Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA-*	105,000	114,106
KY State Asset Liability Commission University of Kentucky	4.100	10/01/2019	Aa2/AA-*	150,000	162,842
KY State Asset Liability Commission University of Kentucky	5.000	10/01/2020	Aa2/AA-*	150,000	168,600
KY Development Finance Authority - Kings Daughters	5.000	02/01/2016	A2/A*/A@	1,000,000	1,070,960
KY Economic Development - Baptist Healthcare System	4.800	08/15/2019	A2/A+@	110,000	120,954
KY Development Finance Authority - St. Elizabeth	5.000	05/01/2015	AA*/AA@	400,000	418,571
KY Economic Development Finance Authority - Catholic Health	4.000	05/01/2015	A1/A+*/A+@	250,000	250,760
Warren County Hospital	4.000	04/01/2020	A*	300,000	320,784

					2,627,577
PUBLIC FACILITIES REVENUE BONDS
3.20% of Net Assets
Adair County Public Properties	4.000	12/01/2022	Aa3	170,000	177,177
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,621,297
Pulaski County KY Public Property	3.800	12/01/2014	Aa3	480,000	491,117
Todd County Public Properties - Court House Facilities	3.300	06/01/2019	Aa3	100,000	107,378
Whitley County Public Properties - Justice Center	3.400	09/01/2019	Aa3	200,000	217,588

					2,614,557
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.89% of Net Assets
KY Housing Corporation	4.900	07/01/2023	Aaa/AAA*	1,500,000	1,547,835

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
.92% of Net Assets
Clay County School District Finance Corporation	3.800%	06/01/2017	Aa3	$210,000	$218,280
Jefferson County School District School Building Revenue	4.300	07/01/2017	Aa2/AA*	175,000	189,828
Louisville & Jefferson County Metropolitan Sanitary Sewer	5.000	05/15/2015	Aa3/AA*	325,000	342,326

					750,434

Total Investments 97.57% of Net Assets (cost $76,816,526) (See (a) below for further explanation)					$79,815,834

Other assets in excess of liabilities 2.43%					1,989,967

Net Assets 100%					$81,805,801

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $76,816,526 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,033,787
Unrealized depreciation	(34,479)

Net unrealized appreciation	$2,999,308

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2014 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	79,815,834
Level 3	Significant Unobservable Inputs	—

$79,815,834

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
32.63% of Net Assets
Alcorn State University Educational Building MS Revenue	5.125%	09/01/2034	Aa2	$95,000	$100,677
Jackson State University Educational Building	5.000	03/01/2034	Aa2/AA-*	175,000	185,267
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa2	85,000	92,615
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	109,479
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	65,084
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AA*	55,000	60,058
MS Development Bank Special Obligation Jones County Junior	5.000	03/01/2033	AA*	150,000	160,989
MS Development Bank Special Obligation Jones County Junior	5.125	03/01/2039	AA*	45,000	47,836
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	A2/AA*	250,000	269,243
MS State University Educational Building Corporation Revenue	5.000	08/01/2024	Aa2/AA-*/AA@	225,000	235,292
MS State University Educational Building Corporation Revenue	5.000	08/01/2028	Aa2/AA-*/AA@	30,000	31,230
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2/AA@	50,000	53,643
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2/AA@	175,000	186,247
MS State University Educational Building Corporation	5.250	08/01/2038	Aa2/AA@	300,000	332,406
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2/AA@	550,000	587,912
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2/AA@	200,000	222,990
University Southern MS Educational Building	5.000	03/01/2022	Aa2	100,000	106,450
University Southern MS Educational Building Corporation	5.000	03/01/2032	Aa2	50,000	52,133
University Southern MS Educational Building Athletics	5.000	03/01/2034	Aa2	105,000	111,303
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	108,465

					3,119,319
PUBLIC FACILITIES REVENUE BONDS
15.75% of Net Assets
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	50,000	55,198
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	305,000	337,809
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2/AA*/AA+@	145,000	163,931
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2/AA*/AA+@	480,000	527,467
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	03/01/2027	Aa2/AA-*	125,000	143,644
MS State Development Bank Special Obligation Refunding - City of Jackson	5.000	03/01/2036	Aa2/AA-*	150,000	172,509
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	105,648

					1,506,206
TURNPIKES/TOLLROAD/HIGHWAY BONDS
12.75% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	136,302
MS Development Bank Special Obligation Highway - Desoto	4.750	01/01/2035	Aa3/AA-*	225,000	232,949
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	245,000	267,430
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	131,699
MS State Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3/AA-*	200,000	233,510
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3/AA-*	200,000	217,088

					1,218,978
MUNICIPAL UTILITY REVENUE BONDS
8.67% of Net Assets
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2/AA*	55,000	57,932
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	47,408
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	348,660
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	239,670
MS State Development Bank Special Obligation Jackson Water	5.000	09/01/2030	A1/AA*	125,000	134,781

					828,451
SCHOOL IMPROVEMENT BONDS
7.65% of Net Assets
MD Development Bank Special Obligation Jackson Public	5.375	04/01/2028	A2	70,000	77,027
MS State Development Bank Special Obligation - Jackson Schools	5.000	04/01/2028	A+*	600,000	654,450

					731,477
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.09% of Net Assets
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2/AA*	80,000	87,831
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2/AA*	150,000	161,096
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	413,123
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2031	NR	5,000	5,150
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	5,000	5,250
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	5,000	5,150

					677,600
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.89% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	137,386
Medical Center Educational Building Corporation - University of Mississippi	5.000	06/01/2034	Aa2/AA-*	100,000	104,431
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2/AA*	120,000	130,453

					372,270
REFUNDED BONDS
3.60% of Net Assets
MS State Refunding	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	59,710
MS State Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	148,358
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	A2/AA*	125,000	136,029

					344,097

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
3.40% of Net Assets
MS Development Special Obligation Madison County Highway	5.000%	01/01/2027	Aa3/AA-*	$295,000	$324,801

AIRPORT BONDS
1.84% of Net Assets
Jackson MS Municipal Airport Authority	5.000	10/01/2031	A3/A-@	170,000	175,989

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.27% of Net Assets
MS Home Corporation Single Family Mortgage - Series E-1	5.050	12/01/2028	Aaa	25,000	25,847

ESCROWED TO MATURITY BONDS
.11% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	AA+*	10,000	10,398

Total Investments 97.65% of Net Assets (cost $9,075,736) (See (a) below for further explanation)					$9,335,433

Other assets in excess of liabilities 2.35%					224,919

Net Assets 100%					$9,560,352

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $9,075,512 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$311,162
Unrealized depreciation	(51,241)

Net unrealized appreciation	$259,921

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2014 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,335,433
Level 3	Significant Unobservable Inputs	—

$9,335,433

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
20.15% of Net Assets
Mooresville NC Certificates of Participation	5.000%	09/01/2032	AA-*	$1,890,000	$1,984,840
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	A1/AA*	780,000	857,977
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	A1/AA*	750,000	812,025
Wilson County Certificates of Participation Public Facilities	5.000	05/01/2029	A1/AA*	1,355,000	1,439,959
Asheville NC Water System Revenue	4.750	08/01/2027	Aa2/AA*	1,000,000	1,055,410
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	780,083
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	2,988,013
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	915,000	1,114,827
NC State Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2031	A2/A*/A@	500,000	544,125
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	/A-*A-@	1,000,000	1,064,330
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/AA-*/A-@	1,000,000	1,242,630
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,165,860
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	305,332
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,759,264
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	543,865

					18,658,538
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
18.06% of Net Assets
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	110,152
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	248,362
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	359,925
NC State University at Raleigh	5.000	10/01/2042	Aa1/AA*	750,000	822,465
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2031	Aa3/AA*	500,000	553,745
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,333,025
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	540,560
NC State Capital Facilities Davidson College	5.000	03/01/2032	AA+*	310,000	340,554
University of NC at Charlottte	5.000	04/01/2035	Aa3/AA-*	595,000	654,464
University of NC at Charlottte	5.000	04/01/2038	Aa3/AA-*	1,000,000	1,087,780
University of NC Greensboro	5.000	04/01/2036	Aa3/A+*	500,000	537,845
University NC Chapel Hill Revenue General Refunding	5.000	12/01/2034	Aaa/AAA*/AAA@	1,000,000	1,050,430
University NC University Revenues UNC Chapel Hill	5.000	12/01/2031	Aaa/AAA*/AAA@	1,215,000	1,338,237
University of NC at Charlotte	5.000	04/01/2031	Aa3/AA-*	750,000	825,165
University of NC Greensboro	5.000	04/01/2031	Aa3/A+*	500,000	550,475
University of NC System Pool Revenue	5.000	10/01/2033	Aa3/AA-*	430,000	451,625
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,090,640
University of NC System Pool Revenue	5.000	10/01/2033	A1	1,000,000	1,065,810
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	1,950,000	2,118,558
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	Baa1/AA-*	1,000,000	1,031,510
University of NC Wilmington Student Housing Project	5.000	06/01/2025	Baa1/AA-*	580,000	603,763

					16,715,089
SCHOOL IMPROVEMENT BONDS
16.25% of Net Assets
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA*	2,045,000	2,253,181
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,102,890
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	827,445
Davie County NC Public Schooland Community College Facility	5.000	06/01/2023	Aa3/A+*	1,000,000	1,074,320
Davie County NC Public Schooland Community College Facility	5.000	06/01/2025	Aa3/A+*	1,690,000	1,798,414
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	572,204
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/AA-*	750,000	804,405
Harnett County NC Certificates of Participation	5.000	06/01/2027	A1/AA*	300,000	324,771
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,071,880
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA*	550,000	593,142
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	448,574
Montgomery County NC Certificates of Participation	5.000	02/01/2030	A-*	1,680,000	1,740,900
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2/AA*	1,250,000	1,374,988
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2/AA*	1,000,000	1,057,780

					15,044,892
PUBLIC FACILITIES REVENUE BONDS
10.14% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa2/AA+*	500,000	553,295
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1/AA+*/AA+@	500,000	547,890
Wake County NC Limited Obligation	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,651,590
Charlotte NC Certificiates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	507,500
Charlotte NC Certificates of Participation Convention Facilities	5.000	06/01/2034	Aa2/AA+*/AA@	900,000	945,873
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*	550,000	601,634
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	200,000	207,302
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA*	1,325,000	1,377,510
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa2/AA+*/AA+@	800,000	873,680
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	517,797
Forsyth County Limited Tax	5.000	04/01/2031	Aa1/AA+*/AA+@	335,000	366,617
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1/A+@	265,000	288,861
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1/A+@	100,000	108,283
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3/AA-*	750,000	836,610

					9,384,442

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE
9.90% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Health Care	5.000%	01/15/2031	Aa3/AA-*	$450,000	$461,858
Charlotte Mecklenburg HospitalAuthority NC Health Care	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,154,245
Charlotte-Mecklenburg Hospital	5.250	01/15/2039	Aa3/AA-*	750,000	792,788
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2/AA*	490,000	530,690
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.375	10/01/2014	BBB+@	5,000	5,011
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	A1/A+*	1,100,000	1,140,656
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.250	06/01/2029	A1/A+*	645,000	704,469
NC Medical Care Community Hospital Revenue Baptist Hospital	4.750	06/01/2030	A1/A+*	405,000	425,048
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,828,683
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A1/AA-*/A+@	500,000	530,500
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2/AA*/AA@	500,000	535,955
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A1/A+*	1,000,000	1,050,880

					9,160,782
REFUNDING BONDS
6.88% of Net Assets
Charolotte NC Certificates of Participation	5.000	06/01/2033	Aa2/AA+*/AA+@	340,000	370,491
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3/AA-*/AA-@	100,000	110,795
New Hanover County NC Limited Obligation	5.000	12/01/2027	Aa1/AA+*	505,000	577,003
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa2/AA-*/AA@	125,000	148,425
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,058,910
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,596,833
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	843,812
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa3/AA-*/AA@	500,000	557,850
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	629,742
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1/AA*	435,000	475,546

					6,369,408
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.30% of Net Assets
Buncombe County Limited Obligation	5.000	06/01/2030	Aa2/AA+*	250,000	278,870
Buncombe County NC Limited Obligation	5.000	06/01/2032	Aa2/AA+*	250,000	275,865
Johnston County TN Limited Obligation	4.750	06/01/2033	Aa3/AA*	500,000	524,990
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa2/AA+*/AA+@	750,000	805,853
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	376,186
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,106,420
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,553,895
Wilmington NC Certificates of Participation	5.000	06/01/2038	Aa2/AA*/AA@	250,000	261,055
Winston Salem NC Certificates of Participation	4.750	06/01/2031	AA+*/AA+@	620,000	648,823

					5,831,957
AIRPORT BONDS
4.79% of Net Assets
Charlotte NC Airport Revenue	5.250	07/01/2023	Aa3/AA-*/A+@	1,000,000	1,011,660
Charlotte NC Airport Revenue Refunding Charlotte Douglas International	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,081,760
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	261,090
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,598,119
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3/AA-@	440,000	482,689

					4,435,317
PREREFUNDED BONDS
2.81% of Net Assets
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	250,000	272,623
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA*/AA-@	250,000	262,838
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	A-*	275,000	349,751
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	543,770
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,119,220
Winston Salem NC Certificates of Participation	4.750	06/01/2031	NR	50,000	54,687

					2,602,888
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.25% of Net Assets
NC State Turnpike Authority Monroe Connector System	5.000%	07/01/2029	Aa2/AA*	$500,000	$555,750
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,523,458

					2,079,208
Total Investments 97.53% of Net Assets (cost $86,854,533) (See (a) below for further explanation)					$90,282,521

Other assets in excess of liabilities 2.47%					2,285,635

Net Assets 100%					$92,568,156

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $86,851,749 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,819,461
Unrealized depreciation	(388,689)

Net unrealized appreciation	$3,430,772

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2014 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	90,282,521
Level 3	Significant Unobservable Inputs	—

$90,282,521

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
20.72% of Net Assets
Monroe NC Certificates of Participation	4.000%	03/01/2019	Aa3/AA*	$100,000	$109,812
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	270,905
Wilson NC Certificates of Participation	5.000	05/01/2016	A1/AA*	200,000	217,798
Wilson NC Certificates of Participation	5.000	05/01/2018	A1/AA*	160,000	178,400
Wilson NC Certificates of Participation	5.000	05/01/2022	A1/AA*	350,000	383,551
Asheville NC Water System Revenue Refunding	5.000	08/01/2017	Aa2/AA*	140,000	147,974
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	395,926
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	767,680
Moore County NC	5.000	06/01/2021	Aa3/AA-*	200,000	229,388
NC Eastern Municipal Power Agency	4.000	01/01/2016	Baa1/A-*/A-@	95,000	100,614
NC Eastern Municipal Power Agency	5.000	01/01/2016	/A-*A-@	50,000	53,815
NC Eastern Municipal Power Agency	3.250	01/01/2015	Baa1/A-*/A-@	250,000	255,520
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	100,000	121,839
NC Eastern Municipal Power Agency	5.000	01/01/2021	Baa1/A-*/A-@	125,000	143,793
NC Eastern Municipal Power Agency	5.000	01/01/2020	/A-*A-@	250,000	267,482
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3/AA*/A-@	550,000	621,483
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3/AA*	100,000	118,485
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	223,633
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	143,309
NC Municipal Power Agency Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	105,927
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2021	A2/A*/A@	250,000	281,400
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	134,536
Onslow NC Water & Sewer	4.250	06/01/2022	Baa1/AA-*	150,000	159,161
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa2/AA-*/AA@	100,000	109,599

					5,542,030
SCHOOL IMPROVEMENT BONDS
16.86% of Net Assets
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AA*	400,000	415,108
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA*	150,000	173,258
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA+*	125,000	132,793
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	53,303
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	191,363
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa2/AA*/AA@	225,000	231,455
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	166,666
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	114,700
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2/AA*/AA@	200,000	226,278
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/AA-*	200,000	209,282
Harnett County NC Certificates of Participation	5.000	12/01/2015	A1/AA*	125,000	134,171
Harnett County NC Certificates of Participation	5.000	12/01/2021	A1/AA*	200,000	224,042
Harnett County NC Certificates of Participation	3.500	06/01/2016	A1/AA*	250,000	263,470
Henderson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA*/AA-@	50,000	50,377
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	460,194
Lincoln County NC Certificates of Participation	5.000	06/01/2016	A1/AA*/AA-@	200,000	218,550
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A-*	125,000	136,760
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3/A+*	140,000	150,374
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	103,363
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1/AA*	105,000	118,704
Sampson County NC Certificates of Participation	5.000	06/01/2014	A2/AA*	50,000	50,379
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2/AA*	400,000	442,736
Edgecombe County NC Schools	4.000	02/01/2015	A1/AA-*	235,000	241,691

					4,509,017
PREREFUNDED BONDS
13.93% of Net Assets
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	35,000	37,143
Brunswick County NC Community College	4.250	05/01/2022	Aa2/AA*/AA@	125,000	138,350
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	196,288
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	108,653
Catawba County NC Certificates of Participation Public Schools	5.250	06/01/2016	Aa2	125,000	126,040
Catawba County NC Certificates of Participation Public Schools	5.250	06/01/2018	Aa2	125,000	126,040
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	274,975
Henderson County NC Certificates of Participation	5.250	05/01/2020	Aa3/AA*/AA-@	300,000	316,218

NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	A2/AA*	1,100,000	1,122,561
NC Medical Care Community Healthcare Facilities	4.000	10/01/2018	A1/AA*/AA-@	50,000	50,942
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2/AA*/AA@	150,000	157,176
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	223,962
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1/AA*	205,000	235,486
Rutherford County NC Certificates of Participation	4.000	12/01/2019	A1/AA*	200,000	222,310
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1/AA*	100,000	114,871
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*	250,000	274,325

					3,725,340

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
13.59% of Net Assets
Watauga NC Public Facillities Corporation Limited Obligation	5.000%	06/01/2023	Aa3/AA-*	$275,000	$317,364
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	136,603
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	477,511
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	285,447
Charlotte NC Certificates of Participation Transit Projects	4.000	06/01/2016	Aa2/AA+*/AA+@	100,000	103,827
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1/AA+*	170,000	183,860
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	123,476
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1/AA+*	435,000	499,205
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	272,770
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	648,504
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3/AA*	225,000	248,715
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	Aa1/AA+*	60,000	66,902
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3/AA*	100,000	108,454
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2/AA*/AA@	100,000	109,971
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	NR	45,000	50,419

					3,633,028
REFUNDING BONDS
9.11% of Net Assets
Bertie County Limited Obligation	4.000	06/01/2022	A1/A*	200,000	214,085
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3/AA-*/AA-@	335,000	388,989
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3/AA-*/AA-@	100,000	110,338
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	229,753
Richmond County NC Limited Obligation Refunding	4.000	04/01/2019	A1/A*	225,000	246,197
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	171,312
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa2/AA+*/AA+@	125,000	137,895
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	80,751
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	397,971
Cumberland County NC Certificates of Participation Refunding	3.500	12/01/2020	Aa2/AA*	185,000	197,234
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AA*	150,000	156,063
Union County NC Limited Obligation	3.000	12/01/2018	Aa2/AA-*/AA@	100,000	106,270

					2,436,858
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.60% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa3/AA*	150,000	163,268
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1/AA+*/AA+@	105,000	112,914
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1/AA+*/AA+@	350,000	401,856
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	131,339
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1/AA+*/AA+@	100,000	113,259
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*/AA+@	100,000	108,236
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	167,300
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2020	Aa1/AA+*/AA+@	425,000	472,494
Salisbury NC Certificates of Participation	5.000	03/01/2019	A1/AA*	145,000	166,076
NC State Public Improvement	5.000	03/01/2019	Aaa/AAA*	15,000	15,586
NC State Capital Improvement Obligation Annual Appropriation	5.000	05/01/2022	Aa1/AA+*/AA+@	155,000	178,013

					2,030,341
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.88% of Net Assets
University NC Wilmington Certificates of Participation	5.250	06/01/2021	Baa1/AA-*	100,000	104,141
University NC Wilmington Certificates of Participation	5.000	06/01/2014	Baa1/AA-*	40,000	40,292
University NC Wilmington Certificates of Participation	4.250	06/01/2017	Baa1/AA-*	300,000	316,134
University NC Wilmington Certificates of Participation	4.375	06/01/2019	Baa1/AA-*	100,000	104,510
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A2/AA*	100,000	107,928
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	40,000	41,964
University of NC at Greensboro	5.000	04/01/2025	Aa3/A+*	100,000	113,083
University of NC	4.250	10/01/2021	A1	100,000	106,833
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	276,595
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	374,108
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	A1/AA*	230,000	254,589

					1,840,177
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.20% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2018	Aa3/AA-*	200,000	219,738
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	218,470
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	163,737
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	A2/AA*	95,000	97,867
Johnston NC Memorial Hospital Authority Mortgage Revenue	5.000	10/01/2018	A2/AA*	175,000	194,586
NC Medical Care - Caromont Health	3.250	02/15/2018	A1/AA*	370,000	394,409
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA-*/AA-@	100,000	101,685

					1,390,492
AIRPORT BONDS
2.23% of Net Assets
Charlotte NC Airport - Charlotte Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	107,632
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	Aa3/A+*/A+@	350,000	370,234
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3/AA-@	105,000	118,833

					596,699

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.32% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000%	03/01/2021	A1/AA*/A+@	$310,000	$352,401

LEASE REVENUE BONDS
1.00% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	267,980

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.47% of Net Assets
NC Housing Finance Agency	3.850	01/01/2017	Aa2/AA*	120,000	125,875

Total Investments 98.91% of Net Assets (cost $25,821,044) (See (a) below for further explanation)					$26,450,238

Other assets in excess of liabilities 1.09%					290,786

Net Assets 100%					$26,741,024

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $25,821,044 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$709,599
Unrealized depreciation	(80,405)

Net unrealized appreciation	$629,194

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2014 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	26,450,238
Level 3	Significant Unobservable Inputs	—

$26,450,238

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
41.57% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2032	Aa3	$750,000	$791,708
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,306,704
Columbia TN Broadband Network Revenue and Tax	5.000	03/01/2025	Aa2	1,000,000	1,032,380
Franklin TN Water and Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	912,030
Metropolitan Government Nashville and Davidson County	5.000	10/01/2033	Aa2/AA*	500,000	552,410
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,677,561
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*/AA@	250,000	277,518
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	264,570
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,301,663
Clarksville TN Electric System Revenue	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,103,030
Clarksville TN Electric Systems Revenue	5.000	09/01/2032	Aa2/AA-*	480,000	517,325
Clarksville TN Electric Systems Revenue	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,154,340
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa3/AA-@	500,000	538,030
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	953,791
Gallatin TN Water and Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,714,142
Hallsdale-Powell Utility Knox County Water & Sewer	5.000	04/01/2026	Baa1/AA*	1,000,000	1,079,040
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	Baa1/AA*	740,000	773,929
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,082,720
Harpeth Valley Utilities Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,535,048
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,093,120
Knox-Chapman TN Utility District Knox County Water and Sewer	5.250	01/01/2036	AA-*	700,000	763,805
Knox Chapman TN Utilities Refunding & Impact	4.500	01/01/2027	AA-*	1,000,000	1,101,700
Metropolitan Government Nashville and Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	491,901
Metropolitan Government Nashville and Davidson County	5.000	05/15/2036	AA+*/AA+@	3,085,000	3,339,975
Metropolitan Government Nashville & Davidson County Water & Sewer Revenue	5.000	07/01/2031	Aa3/AA-*	500,000	561,745
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2030	Aa3/AA-*	3,250,000	3,673,345
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2033	Aa3/AA-*	575,000	639,262
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2040	Aa3/AA-*	750,000	816,548
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	A2/AA*	1,125,000	1,226,093
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	527,615
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,622,016
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,307,042
White House Utility District TN Water and Sewer	5.000	01/01/2028	Aa3	1,235,000	1,305,370
White House Utility District TN Water and Sewer	5.000	01/01/2030	Aa3	2,505,000	2,642,975

					42,680,451
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.60% of Net Assets
TN State School Board Authority Higher Educational Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,102,590
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	Aa1/AA*/AA@	1,300,000	1,418,456
TN State School Board Authority Higher Educational Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	539,950
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,454,650
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,500,782
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1/AA*/AA+@	2,750,000	2,886,235
TN State School Bond Authority	5.000	11/01/2043	Aa1/AA*/AA+@	1,000,000	1,082,590
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,079,130
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2/AA*/AA+@	1,150,000	1,319,579
Shelby County TN Health Educational Facilities Board Rhodes College	5.000	08/01/2030	A1/A+*	500,000	554,255

					12,938,217
PUBLIC FACILITIES REVENUE BONDS
11.64% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2/AA*	100,000	112,974
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA*	1,500,000	1,678,335
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA*	750,000	807,518
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	600,000	684,318
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2027	AA*	1,400,000	1,581,230
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2029	AA*	2,120,000	2,372,662
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	925,098
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3/AA-*	100,000	108,450
Memphis Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	542,430
Memphis-Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	809,310
Metropolitan Government Nashville & Davidson County TN Convention Center	5.000	07/01/2026	A1/A*	630,000	697,511
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3/AA-*	1,500,000	1,629,195

					11,949,031
HOSPITAL AND HEALTHCARE
8.72% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	A1/A+*/A+@	500,000	515,330
Rutherford County TN Health & Educational Facilities Ascension Health	5.000	11/15/2040	Aa2/AA+*/AA+@	1,500,000	1,572,480
Shelby County TN Health Educational and Housing Facilities	5.000	05/01/2027	A2/A+*	750,000	805,088
Shelby County TN Health Educational and Housing Facilities	5.000	07/01/2031	Aa2/AAA@	4,750,000	5,000,610
Shelby County TN Health Educational and Housing Facilities	5.250	09/01/2027	A2/AA*	1,000,000	1,057,120

					8,950,628
REFUNDING BONDS
6.59% of Net Assets
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	Baa1	250,000	251,117
Greene County TN General Obligation - Series B	5.000	06/01/2024	A1	505,000	538,174
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2/AA*	100,000	108,887
Memphis TN General Improvement	5.000	04/01/2034	Aa2/AA*	500,000	552,600

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Memphis TN General Improvement	5.000%	04/01/2039	Aa2/AA*	$250,000	$272,808
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2027	Aa2/AA*	1,195,000	1,293,145
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa2/AA*	205,000	221,064
Pigeon Forge TN Refunding	4.900	06/01/2028	Aa3/AA*	1,000,000	1,072,640
Shelby County TN Refunding	5.000	03/01/2026	Aa1/AA+*/AA+@	1,200,000	1,379,832
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2/AA+*/AA@	1,000,000	1,079,100

					6,769,367
PREREFUNDED BONDS
4.98% of Net Assets
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	AA-*	270,000	270,478
Knoxville TN Waste Water System Revenue Improvement	5.000	04/01/2037	Aa2/AA+*	370,000	387,656
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2/AA*	3,000,000	3,439,950
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	205,000	231,902
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	35,000	39,593
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	685,000	742,889

					5,112,468
STATE AND LOCAL MORTGAGE/HOUSING BONDS
4.49% of Net Assets
TN Housing Development Agency	5.000	07/01/2029	Aa1/AA+*	585,000	603,708
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	555,000	575,579
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	410,000	428,130
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	670,000	696,968
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,340,000	1,392,474
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	645,000	681,223
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	A2	230,000	230,060

					4,608,142
SCHOOL IMPROVEMENT BONDS
4.00% of Net Assets
Cleveland TN General Obligation	5.000	06/01/2027	Aa3/AA*	680,000	716,944
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,110,921
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,528,874
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	751,205

					4,107,944
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.16% of Net Assets
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	918,825
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	636,512
Memphis Shelby County TN Port Authority Community Development	5.000	04/01/2035	Aa3/AA-*	625,000	668,343

					2,223,680
ESCROWED TO MATURITY BONDS
1.18% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	AA-*	135,000	135,157
Johnson City TN Health & Educational Facilities Mountain State	6.500	07/01/2014	Baa1/AA-*/BBB+@	1,000,000	1,013,080
Metropolitan Nashville & Davidson County TN Water and Sewer	6.500	12/01/2014	AA-*	60,000	62,533

					1,210,770
INDUSTRIAL REVENUE BONDS
0.92% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3/AA-*	850,000	946,679

Total Investments 98.85% of Net Assets (cost $97,792,430) (See (a) below for further explanation)					$101,497,377

Other assets in excess of liabilities 1.15%					1,180,676

Net Assets 100%					$102,678,053

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $97,792,430 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$3,971,308
Unrealized depreciation	(266,361)

Net unrealized appreciation	$3,704,947

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

As of March 31, 2014 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	101,497,377
Level 3	Significant Unobservable Inputs	—

$101,497,377

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
21.29% of Net Assets
Johnson City TN Refunding	4.000%	06/01/2015	AA@	$400,000	$416,792
Memphis TN General Improvement	5.000	04/01/2022	Aa2/AA*/AA-@	185,000	211,947
Memphis TN General Obligation	5.000	05/01/2020	Aa2/AA*/AA-@	250,000	290,805
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa2/AA*	215,000	240,875
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	07/01/2021	Aa2/AA*	175,000	205,921
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2/AA*	250,000	271,415
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	165,999
Rhea County TN	3.000	04/01/2018	A1	200,000	211,526
Unicoi County TN Refunding	5.250	04/01/2019	A1/AA-*	200,000	232,852

					2,248,132
MUNICIPAL UTILITY REVENUE BONDS
17.31% of Net Assets
Lawrenceburg TN Refunding Water and Sewer	5.000	07/01/2015	A2	125,000	131,951
Castalian Springs - Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	274,139
Chattanooga TN Electric Revenue	5.000	09/01/2021	AA+*/AA@	400,000	450,292
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	184,414
Cross Anchor TN Utility District	4.250	12/01/2015	AA*	65,000	68,671
Cross Anchor TN Utility District	4.250	12/01/2016	AA*	65,000	70,151
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	105,275
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA*	50,000	54,713
Metropolitan Government Nashville & Davidson County Water &Sewer	5.250	01/01/2019	Aa2/AA*	125,000	146,474
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2016	A3/AA*	100,000	106,346
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2017	A3/AA*	100,000	107,928
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	A+*	125,000	127,210

					1,827,564
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
14.63% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2/AA*	150,000	163,727
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2/AA*	175,000	200,274
Claiborne County TN Public Improvement	5.000	04/01/2017	A+*	170,000	189,298
Gallatin County Capital Outlay Notes	4.630	01/01/2019	AA+*	100,000	114,076
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	114,095
Tennessee State	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	366,255
Memphis TN	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	225,360
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	170,930

					1,544,015
SCHOOL IMPROVEMENT BONDS
9.48% of Net Assets
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	229,754
Madison County TN Refunding - School and Public Improvement	5.000	04/01/2018	Aa2/AA*	175,000	184,279
Robertson County TN School	4.000	06/01/2020	Aa3/AA*	250,000	270,513
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	111,800
Washington County TN Refunding School and Public Improvement	5.000	04/01/2015	Aa2	200,000	204,026

					1,000,372
PUBLIC FACILITIES REVENUE BONDS
8.41% of Net Assets
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3/AA-*	100,000	108,450
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3/AA-*	220,000	236,522
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	304,695
Metropolitan Government Nashville & Davidson County TN Convention	5.000	07/01/2015	A1/A*	125,000	131,886
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1/A*	100,000	106,715

					888,268
PREREFUNDED BONDS
6.91% of Net Assets
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aa2/AA*/AA-@	450,000	460,719
Metropolitan Government Nashville & Davidson County	5.000	01/01/2019	Aa2/AA*	200,000	229,250
Metropolitan Government Nashville & Davidson County TN Refunding	5.000	05/15/2017	NR	35,000	39,558

					729,527
HOSPITAL AND HEALTHCARE
6.85% of Net Assets
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	AA-*	265,000	287,933
Shelby County Health Education	5.250	09/01/2020	A2/AA*	400,000	435,328

					723,261
STATE AND LOCAL MORTGAGE/HOUSING BONDS
6.10% of Net Assets
TN Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	105,000	107,927
TN Housing Development Agency	4.800	07/01/2024	Aa1/AA+*	195,000	202,020
TN Housing Development Agency Homeownership Program	2.950	01/01/2015	Aa1/AA+*	90,000	91,355
TN State Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1/AA+*	245,000	242,572

					643,874

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.65% of Net Assets
Franklin County TN Health & Education Facilities	4.000%	09/01/2019	A+*	$350,000	$385,571

AIRPORT BONDS
2.39% of Net Assets
Metropolitan Nashville Airport Authority	4.500	07/01/2014	A1/AA*	250,000	252,570

Total Investments 97.02% of Net Assets (cost $10,029,061) (See (a) below for further explanation)					$10,243,154

Other assets in excess of liabilities 2.98%					314,314

Net Assets 100%					$10,557,468

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,029,061 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$242,706
Unrealized depreciation	(28,613)

Net unrealized appreciation	$214,093

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2014 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,243,154
Level 3	Significant Unobservable Inputs	—

$10,243,154

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS U.S. Government Securities and Agencies — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
59.51% of Net Assets
Federal Farm Credit Bank	5.300%	06/24/2014	Aaa/AA+*/AAA@	$1,250,000	$1,265,014
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AA+*/AAA@	1,500,000	1,776,846
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	430,888
Federal Farm Credit Bank	5.840	07/20/2022	Aaa/AA+*/AAA@	2,650,000	3,195,564
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,360,744
Federal Farm Credit Bank	5.130	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,329,076
Federal Farm Credit Bank	2.980	08/21/2026	Aaa/AA+*/AAA@	500,000	461,346
Federal Farm Credit Bank	3.000	03/18/2026	Aaa/AA+*/AAA@	750,000	697,780

					12,517,258
FEDERAL HOME LOAN BANK
33.33% of Net Assets
Federal Home Loan Bank	3.250	06/09/2023	Aaa/AA+*	250,000	256,512
Federal Home Loan Bank	7.000	08/15/2014	Aaa/AA+*	500,000	512,875
Federal Home Loan Bank	5.370	09/09/2024	Aaa/AA+*	1,750,000	2,058,128
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,156,103
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	581,172
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,446,470

					7,011,260
FEDERAL NATIONAL MORTGAGE ASSOCIATION
6.23% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,309,793

Total Investments 99.07% of Net Assets (cost $20,367,551) (See (a) below for further explanation)					$20,838,311

Other liabilities in excess of assets .93%					195,658

Net Assets 100%					$21,033,969

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $20,367,551 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$561,213
Unrealized depreciation	(90,453)

Net unrealized appreciation	$470,760

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2014 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Government Agencies	Total
Level 1	Quoted Prices	—	—
Level 2	Other Significant Observable Inputs	20,838,311	20,838,311
Level 3	Significant Unobservable Inputs	—	—

$20,838,311

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
36.94% of Net Assets
Franklin County OH Convention Facilities Authority Build America	6.640%	12/01/2042	Aa2/AA*	$130,000	$154,865
Rhode Island Convention Center	6.060	05/15/2035	Aa3/AA*/AA-@	70,000	72,596
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2/AA-*	255,000	297,917
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	563,140
Grand Junction CO Certificates of Participation Build America	7.650	12/01/2040	A+*	50,000	55,691
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	845,670
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	168,965
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA+*	250,000	293,420
Dallas Convention Center Hotel Development Corporation	7.088	01/01/2042	A1/A+*	280,000	331,416
Memphis TN Center City Revenue Finance Corportation Sports Facility	4.970	02/01/2030	Aa3/AA-*	165,000	165,820
Metropolitan Government Nashville & Davidson County TN Sports Authoity	5.231	07/01/2033	Aa3/AA-*	100,000	103,175
Metropolitan Government Nashville & Davidson County TN Convention	7.431	07/01/2043	A1/A*	160,000	194,992
Metropolitan Government Nashville & Davidson County TN	6.731	07/01/2043	Aa3/A*	125,000	148,729
Miami Lakes FL Special Obligation Build America	7.627	12/01/2040	Aa3/AA@	255,000	315,379
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	800,340

					4,512,115
MUNICIPAL UTILITY REVENUE BONDS
27.35% of Net Assets
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	531,715
East Bethel MN Build America Utilities	7.000	02/01/2040	Aa3	250,000	250,000
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	355,716
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	500,000	563,280
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	A1/AA*	40,000	43,668
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	64,276
Heber UT Light & Power Build America	7.000	12/15/2030	A2/AA-@	500,000	559,955
Louisville & Jefferson County KY Sewer District Build America	6.250	05/15/2043	Aa3/AA*/AA-@	75,000	92,792
Metrolpolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3/AA-*	200,000	255,106
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	457,912
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2/AA*	60,000	61,054
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	105,981

					3,341,455
SCHOOL IMPROVEMENT BONDS
13.78% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	442,444
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	836,723
Jefferson County TN Build America	6.625	06/01/2040	Aa3/A+*	250,000	294,880
Ashland KY Independent School District Build America	6.200	08/01/2029	Aa3	100,000	109,323

					1,683,370
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
11.96% of Net Assets
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3/A+*/A+@	250,000	280,083
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AAA*	250,000	285,255
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	500,000	551,670
Scottsboro AL Build America	6.400	11/01/2040	A2/AA*	250,000	272,044
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	71,350

					1,460,402
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.91% of Net Assets
Maine Health and Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	200,000	230,484
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	124,935

					355,419
TURNPIKES/TOLLROAD/HIGHWAY BONDS
2.71% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa3/AA-*/AA-@	300,000	330,888

HOSPITAL AND HEALTHCARE REVENUE BONDS
2.29% of Net Assets
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA*	250,000	280,055

Total Investments 97.94% of Net Assets (cost $10,958,406) (See (a) below for further explanation)					$11,963,704

Other assets in excess of liabilities 2.06%					251,579

Net Assets 100%					$12,215,283

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Taxable Municipal Bonds — 100% of Net Assets March 31, 2014	UNAUDITED

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,958,406 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,049,908
Unrealized depreciation	(44,610)

Net unrealized appreciation	$1,005,298

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2014 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,963,704
Level 3	Significant Unobservable Inputs	—

$11,963,704

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. There were no transfers in and out of level 1, 2 or 3 during the period ending March 31, 2014.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

Item 2.	Controls and Procedures.

On May 8, 2014 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on May 8, 2014 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By: Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date:  May 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Thomas P. Dupree, Sr., President /s/

Date:  May 8, 2014

By: Michelle M. Dragoo, Vice President, Secretary, Treasurer/s/

Date:  May 8, 2014